Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

Ceridian HCM Holding Inc. and its subsidiaries (also referred to in this report as “Ceridian,” “we,” “our,” and “us”) offer a broad range of services and software designed to help employers more effectively manage employment processes, such as payroll, payroll-related tax filing, human resource information systems, employee self-service, time and labor management, employee assistance programs, and recruitment and applicant screening. Our technology-based services are typically provided through long-term customer relationships that result in a high level of recurring revenue. Our operations are primarily located in the United States and Canada.

On April 30, 2018, we completed our initial public offering (“IPO”), in which we issued and sold 21,000,000 shares of common stock at a public offering price of $22.00 per share. We granted the underwriters a 30-day option to purchase an additional 3,150,000 shares of common stock at the offering price, which was exercised in full. A total of 24,150,000 shares of common stock were issued in our IPO. Concurrently with our IPO, we issued an additional 4,545,455 shares of our common stock in a private placement at $22.00 per share. We received gross proceeds of $631.3 from the IPO and concurrent private placement before deducting underwriting discounts, commissions, and other offering related expenses. The use of the proceeds from the IPO were as follows:

Gross proceeds	$631.3
Less:
Underwriters’ discounts and commissions	29.2
IPO-related expenses	11.8
Redemption of 11% Senior Notes due 2021 (Note 8)	475.0
Call premium on redemption of 11% Senior Notes due 2021	13.1
Interest on redemption of 11% Senior Notes due 2021	10.9
Sponsor management termination fee	11.3
Debt refinancing expenses	11.4

Cash to balance sheet	$68.6

Prior to our IPO, Ceridian HCM Holding Inc. was primarily owned by Ceridian LLC (the “Parent”) and Ceridian Holding II LLC (“Ceridian Holding II”). The Parent was 100% owned by Foundation Holding LLC, which in turn was 100% owned by Ceridian Holding LLC (“Ceridian Holding”). The owners of Ceridian Holding and Ceridian Holding II included (i) affiliates and co-investors of Thomas H. Lee Partners, L.P. (“THL Partners”) and Cannae Holdings, LLC (“Cannae”) (THL Partners and Cannae are together referred to as the “Sponsors”), who collectively owned approximately 96% of the outstanding interests of both Ceridian Holding and Ceridian Holding II, and (ii) other individuals, who collectively owned approximately 4% of the outstanding interests of each holding company.

Subsequent to the IPO and concurrent private placement, we completed an internal corporate reorganization, pursuant to which the limited liability companies that held shares in us were merged with and into Ceridian HCM Holding Inc. At the time of these transactions, these limited liability companies had no assets other than equity interests in us or the other limited liability companies. As a result of these transactions, our previous, pre-IPO stockholders now hold shares of our common stock directly, rather than through a series of limited liability companies. These transactions had no impact on our assets, liabilities, or operations.

1. Organization

Ceridian HCM Holding Inc. and subsidiaries (also referred to in this report as “Ceridian,” “we,” “our,” and “us”) offer a broad range of services and software designed to help employers more effectively manage employment processes, such as payroll, payroll-related tax filing, human resource information systems, employee self-service, time and labor management, employee assistance programs, and recruitment and applicant screening. Our technology-based services are typically provided through long-term customer relationships that result in a high level of recurring revenue. Our operations are primarily located in the United States and Canada.

Ceridian HCM Holding Inc. is primarily owned by Ceridian LLC (the “Parent”) and Ceridian Holding II LLC (“Ceridian Holding II”). The Parent is 100% owned by Foundation Holding LLC, which in turn is 100% owned by Ceridian Holding LLC (“Ceridian Holding”).

The owners of Ceridian Holding and Ceridian Holding II include (i) affiliates and co-investors of Thomas H. Lee Partners, L.P. (“THL Partners”) and Cannae Holdings, LLC, formerly known as Fidelity National Financial Ventures, LLC (“Cannae”) (THL Partners and Cannae are together referred to as the “Sponsors”), who collectively own approximately 96% of the outstanding interests of both Ceridian Holding and Ceridian Holding II, and (ii) other individuals, who collectively own approximately 4% of the outstanding interests of each holding company. The Sponsors initially acquired their indirect ownership interest in Ceridian Holding on November 9, 2007, when the Sponsors completed the acquisition of all of the outstanding equity of the Ceridian entities (the “2007 Merger”). The Sponsors acquired their ownership interest in Ceridian Holding II on March 30, 2016, when the Sponsors and other individuals purchased equity in Ceridian Holding II, which in turn purchased equity in Ceridian HCM Holding Inc. This equity financing transaction with Ceridian Holding II raised $150.2, of which $75.0 was contributed by Ceridian Holding II to Ceridian HCM Holding Inc. on March 30, 2016. The remaining $75.2 was committed to be funded to Ceridian HCM Holding Inc. within the following three years, and was recorded within equity as a receivable from stockholder. During the second quarter of 2017, the board of directors of Ceridian Holding II approved the funding of the remaining $75.2, which was transferred to Ceridian HCM Holding Inc. on June 28, 2017.

Company History

During the quarter ended September 30, 2015, we completed two separate transactions that resulted in the sale of our benefits administration and post-employment health insurance compliance businesses (the “Divested Benefits Continuation Businesses”). In the third quarter of 2013, we entered into an agreement for the sale of certain of our customer contracts for consumer-directed benefit services, including flexible spending accounts, health reimbursement accounts, health savings accounts, commuter (parking or transit) premium-only plans, and tuition reimbursement plans (collectively, the “Consumer-Directed Benefit Services”). These three transactions represented a strategic shift in our overall business and have had a significant impact on the financial statement results. Accordingly, the Divested Benefits Continuation Businesses, as well as the Consumer-Directed Benefit Services, have been presented as discontinued operations in the consolidated financial statements and accompanying notes for all periods presented. Please refer to Note 3, “Discontinued Operations,” for further discussion of this transaction.

On June 15, 2016, we completed the stock sale of our United Kingdom and Ireland businesses, along with the portion of our Mauritius operations that supported these businesses (the “UK Business”). We received cash consideration of $93.2 in connection with this transaction. Concurrent with this transaction, we entered into a strategic partnership with the acquirer, SD Worx, a leading European provider of payroll and HCM, to deliver cloud HCM services across Europe. The UK Business has been presented as discontinued operations in the consolidated financial statements and accompanying notes for all periods presented. Please refer to Note 3, “Discontinued Operations,” for further discussion of this transaction.

On March 1, 2016, we entered into a strategic joint venture with WorkAngel Technology Limited (“WorkAngel”) in which we contributed our existing LifeWorks business to a newly formed English limited company (WorkAngel Organisation Limited or the “Joint Venture Company”), which offers an employee engagement platform that delivers employee assistance programs, social recognition, exclusive perks and discounts, a private social network, employee and corporate wellness and employee engagement analytics (“LifeWorks”) in the United States, Canada, and the United Kingdom. Prior to the formation of the joint venture, employee assistance programs were provided by Ceridian. The shareholders of WorkAngel contributed all of the issued and outstanding shares of WorkAngel to the Joint Venture Company. In exchange for consideration contributed, we received 10,063,749 Class A shares and WorkAngel shareholders received 10,063,749 Class B shares. On January 20, 2017, WorkAngel Organisation Limited changed its name to LifeWorks Corporation Ltd.

We have a controlling interest in the Joint Venture Company, including certain preferential distribution rights; therefore, the Joint Venture Company is consolidated within our financial statements, and the other joint venture ownership interest component is presented as a noncontrolling interest. In the second quarter of 2018, contemporaneously with our IPO and concurrent private placement, we distributed our controlling financial interest in LifeWorks to our shareholders of record prior to the IPO on a pro rata basis in accordance with their pro rata interests in us (the “LifeWorks Disposition”). The LifeWorks Disposition represents a strategic shift in our overall business and had a significant impact on the financial statement results. Therefore, the LifeWorks business has been presented as discontinued operations in the consolidated financial statements and accompanying notes for all periods presented. Please refer to Note 3, “Discontinued Operations,” for further discussion of this transaction.